Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		May 31, 2025	Nov. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)		$ 0.00001	$ 0.00001
Ordinary shares authorized		450,000,000	450,000,000
Ordinary shares issued		11,625,000	13,125,000
Ordinary shares outstanding		11,625,000	13,125,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares authorized	[1]	50,000,000	50,000,000
Ordinary shares issued	[1]	1,500,000	0
Ordinary shares outstanding	[1]	1,500,000	0

[1]	Number of shares divided as 450,000,000 Class A ordinary shares with a par value of US$0.00001 per share (the “Class A Ordinary Shares”) and 50,000,000 class B ordinary shares with a par value of US$0.00001 per share (the “Class B Ordinary Shares”), were approved by the board of directors on November 27, 2024. The Company, for good and valuable consideration, planned to repurchase 1,500,000 shares of the Majority Shareholder’s Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares to the Majority Shareholder. The reclassification of 1,500,000 Class A Ordinary Shares into 1,500,000 Class B Ordinary Shares was completed on April 8, 2025.